SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Cash and cash equivalents	$ 62,438	$ 110,900		$ 27,415
Restricted cash		1,161		1,911
Restricted cash - short-term	750	0
Restricted cash - long-term	411	1,161		1,911
Total cash, cash equivalents and restricted cash	$ 63,599	112,061	$ 56,879	29,326	$ 93,829
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		1,161		1,911
Potential Milestone Payments
Accounting Policies [Abstract]
Restricted cash		750		1,500
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		750		1,500
Letter of Credit
Accounting Policies [Abstract]
Restricted cash		411		411
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 411		$ 411